CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Statement of Income and Comprehensive Income [Abstract]
Net income / (loss)	$ (11,609)	$ 49,623
Other comprehensive loss (Actuarial loss)	(98)
Comprehensive income / (loss)	$ (11,707)	$ 49,623